Property and equipment, net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment, net, consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvement	210,000	–	–
Electronic equipment	353,665	531,097	73,187
Office furniture	120,986	126,013	17,365
Vehicle	292,035	354,635	48,870
	976,686	1,011,745	139,422
Less: accumulated depreciation	(430,223)	(477,719)	(65,831)
Property and equipment, net	546,463	534,026	73,591

For the years ended March 31, 2025 and 2024, the Group recorded depreciation expenses of RMB256,508 (US$35,348) and RMB146,013, respectively. There is no impairment loss recognized for the years ended March 31, 2025 and 2024.